Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Aggregate amortization expenses for intangible assets	¥ 17,112	¥ 9,680	¥ 7,066
Estimated amortization expenses in fiscal 2015	14,417
Estimated amortization expenses in fiscal 2016	13,641
Estimated amortization expenses in fiscal 2017	12,706
Estimated amortization expenses in fiscal 2018	10,243
Estimated amortization expenses in fiscal 2019	8,787
Intangible assets subject to amortization acquired	52,575
Impairment losses on intangible assets	0	0	0
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	13,051
Weighted average amortization period	6 years
Customer relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 36,488
Weighted average amortization period	8 years